Loans and advances to customers - Schedule of changes in the impairment losses for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 193,716	€ 163,853
Financial assets at end of period	243,203	193,716	€ 163,853
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,036,004	972,682
Financial assets at end of period	1,036,349	1,036,004	972,682
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,058,688	995,646
Financial assets at end of period	1,059,137	1,058,688	995,646
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net additions	14,944	13,060	9,390
Written-off assets	(13,847)	(12,235)	(9,089)
Changes in the scope of consolidation	(59)	0	0
Exchange differences and other	168	418	529
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	32,888	31,645	30,815
Financial assets at end of period	€ 34,094	€ 32,888	€ 31,645